Securities (Tables)	9 Months Ended
Jul. 31, 2022
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Summary of Unrealized Gains and Losses On Securities at Fair Value Through Other Comprehensive Income
The following table summarizes the unrealized gains and losses:

(Canadian $ in millions)	July 31, 2022				October 31, 2021
	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Issued or guaranteed by:
Canadian federal government	9,546	47	162	9,431	13,087	62	84	13,065
Canadian provincial and municipal governments	4,502	27	75	4,454	2,973	29	15	2,987
U.S. federal government	3,590	-	183	3,407	21,041	282	297	21,026
U.S. states, municipalities and agencies	3,573	20	56	3,537	4,034	85	5	4,114
Other governments	6,317	9	71	6,255	6,476	55	29	6,502
National Housing Act (NHA) mortgage-backed securities (MBS)	928	5	11	922	1,122	6	3	1,125
U.S. agency MBS and collateralized mortgage obligations (CMO)	6,440	8	117	6,331	10,894	151	34	11,011
Corporate debt	4,883	18	117	4,784	3,147	34	20	3,161
Corporate equity	122	30	-	152	103	29	-	132
Total	39,901	164	792	39,273	62,877	733	487	63,123
Unrealized gains (losses) may be offset by related (losses) gains on hedge contracts.

Summary of Interest, Dividend and Fee Income
The following table presents interest income calculated using the effective interest method:

(Canadian $ in millions)	For the three months ended		For the nine months ended
	July 31, 2022	July 31, 2021	July 31, 2022	July 31, 2021
FVOCI - d ebt	153	114	343	366
Amortized cost	365	101	837	309
Total	518	215	1,180	675

Summary of Non Interest Revenue
Net gains and losses from securities, excluding gains and losses on trading securities, have been included in our Consolidated Statement of Income as follows:

(Canadian $ in millions)	For the three months ended		For the nine months ended
	July 31, 2022	July 31, 2021	July 31, 2022	July 31, 2021
FVTPL securities	75	192	272	368
FVOCI securities - realized gains (losses) (1)	12	6	39	43
Impairment losses	(2)	-	(2)	-
Securities gains , other than trading	85	198	309	411
(1) Gains (losses) are net of (losses) gains on hedge contracts.